Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
Relationships with Expedia
We have commercial relationships with Expedia Group, Inc. and many of its affiliated brands, including Brand Expedia, Hotels.com, Orbitz, Travelocity, Hotwire, Wotif, Vrbo and ebookers. These are arrangements terminable at will upon fourteen to thirty days’ prior notice by either party and on customary commercial terms that enable Expedia Group’s brands to advertise on our platform, and we receive payment for users we refer to them. We also have an agreement with Expedia Partner Solutions, pursuant to which powers our platform with a template (Hotels.com for partners). Related party revenue from Expedia Group of €173.3 million, €91.3 million and €66.4 million for the years ended December 31, 2022, 2021 and 2020, respectively, primarily consists of click-through fees and other advertising services provided to Expedia Group and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related party revenue represented 32%, 25% and 27% and of our total revenue for each of the years ended December 31, 2022, 2021 and 2020, respectively.
For the years ended December 31, 2022, 2021 and 2020, our operating expenses include €0.2 million each period of related party shared services fees and amounts related to the services and support agreements detailed below.
The related party trade receivable balances with Expedia Group and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2022 and 2021 were €24.4 million and €16.4 million.
Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia Group purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia Group provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting Services Agreement upon 30 days’ prior written notice. During the years ended December 31, 2022, 2021 and 2020, we did not utilize this service agreement.
Services and support agreement
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia Group agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 90 days’ prior notice. For each of the years ended December 31, 2022 and 2021 we incurred €0.2 million and during the year ended December 31, 2020, we incurred €0.3 million for these services.
UBIO Limited
On November 28, 2022, we entered into a commercial agreement with UBIO Limited, an equity method investment (see Note 3 - Acquisitions, other investments and divestitures), to increase the number of directly bookable rates available on our website. The services will be provided for a period of 12 months. For the year ended December 31, 2022, our operating expenses include €0.5 million related to this commercial agreement.
Share purchase
In November 2022, we purchased 20,000,000 Class A shares from Peter Vinnemeier, one of our founders, for €19.3 million (USD $1.00 per share). The purchase of shares was funded from available working capital. See Note 11 - Stockholders' equity for further details.
myhotelshopSubsequent to the deconsolidation of myhotelshop in December 2017, myhotelshop remained a related party to trivago until January 28, 2021, when we sold our minority interest. Related party revenue for the year ended December 31, 2021 was not significant. Related party revenue of €1.1 million for the year ended December 31, 2020, primarily consists of Referral Revenue. As a result of the sale, we derecognized the remaining equity method investment of €70 thousand on our consolidated balance sheet and no longer consider myhotelshop a related party.